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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Municipal Trust NYSE: VKQ

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
23	Financial Statements
26	Notes to Financial Statements
31	Financial Highlights
33	Approval of Investment Advisory and Sub-Advisory Contracts
35	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-11.89%
Trust at Market Value	-16.98
Barclays Municipal Bond Index‚	-5.60

Market Price Discount to NAV as of 8/31/13	-7.34
Source: ‚Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VKQ

2                          Invesco Municipal Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3                          Invesco Municipal Trust

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–166.88%(a)
Alabama–1.07%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/39	$2,150	$2,131,381
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/30	1,650	1,687,900
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,400,666
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,088,547
				7,308,494

Alaska–0.55%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/41	3,160	3,257,518
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS–AGM)(b)	5.75%	03/01/16	540	542,414
				3,799,932

Arizona–3.34%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,853,850
Series 2008 B, Highway RB(c)	5.00%	07/01/26	2,545	2,740,940
Series 2011 A, Ref. Sub. Highway RB(c)	5.25%	07/01/32	2,500	2,680,500
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,034,508
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	475,185
Series 2010, RB	5.13%	05/15/40	1,100	1,041,040
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/32	1,035	1,030,104
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(d)	5.00%	07/01/14	2,150	2,219,832
Navajo County Pollution Control Corp.;
Series 2009 C, PCR(d)	5.50%	06/01/14	625	646,650
Series 2009 E, PCR(d)	5.75%	06/01/16	715	792,720
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	537,210
Series 2009, Education RB	7.13%	01/01/45	610	512,187
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,008,118
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(e)	6.55%	12/01/37	2,300	2,288,638
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/28	2,050	2,166,994
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	880,047
				22,908,523

California–14.12%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(f)	0.00%	09/01/20	4,000	3,086,440
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS–SGI)(b)	5.25%	09/01/35	2,100	1,853,019
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)	5.00%	04/01/39	6,000	6,088,080
Series 2009 F-1, Toll Bridge RB(c)	5.00%	04/01/34	2,500	2,521,700
Series 2009 F-1, Toll Bridge RB(c)	5.13%	04/01/39	4,000	4,037,520
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	800	395,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB(c)	5.00%	12/01/24	$775	$872,278
Series 2008 AE, Water System RB(c)	5.00%	12/01/25	975	1,078,389
Series 2008 AE, Water System RB(c)	5.00%	12/01/26	975	1,069,702
Series 2008 AE, Water System RB(c)	5.00%	12/01/27	575	635,134
Series 2008 AE, Water System RB(c)	5.00%	12/01/28	975	1,061,180
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,080,160
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,087,230
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(e)	5.30%	08/01/23	1,655	1,650,300
Series 2008 K, Home Mortgage RB(e)	5.45%	08/01/28	3,700	3,674,470
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(e)(g)	5.00%	07/01/30	1,600	1,375,472
Series 2012, Water Furnishing RB(e)(g)	5.00%	07/01/37	3,535	2,870,880
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(e)	5.00%	07/01/27	1,000	992,050
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,757,520
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,496,807
California (State of);
Series 2004 A1, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(h)(i)	0.04%	05/01/34	3,000	3,000,000
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(h)(i)	0.03%	05/01/34	2,800	2,800,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,228,453
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,198,129
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,155,226
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,100	2,138,913
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	2,955,917
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	1,894,186
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,575	2,772,322
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,500	1,588,575
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	430	395,385
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,672,960
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–FGIC)(b)	5.00%	06/01/35	5,000	4,763,850
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,875	2,858,641
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,032,720
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,372,032
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(g)	5.50%	03/01/18	100	104,823
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,150,999
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,198,455
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	08/01/36	4,110	4,217,929
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/25	775	807,356
Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/26	1,550	1,596,020
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	3,360	3,425,218
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	2,250	2,313,607
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	685	673,903
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,574,450
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,246,286
				96,820,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–2.77%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	$3,850	$3,897,855
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(b)(c)	5.00%	09/01/36	4,875	4,697,550
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	959,050
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,530,279
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	255,818
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	274,490
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,488,186
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,125,366
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	1,814,221
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	915	819,017
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,120,050
				18,981,882

Connecticut–0.63%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(e)	6.60%	07/01/24	2,840	2,847,782
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(e)	5.50%	04/01/21	1,200	1,311,852
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	130	130,031
				4,289,665

District of Columbia–1.71%
District of Columbia (Provident Group–Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	1,787,019
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	700	754,663
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,552,448
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(b)	5.50%	10/01/41	4,000	4,241,920
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/29	775	812,828
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(b)(c)	5.00%	10/01/34	1,575	1,601,791
				11,750,669

Florida–8.25%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	973,280
Series 2007, IDR	5.88%	11/15/36	1,000	811,700
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,326,546
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	5,000	5,172,500
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,468,048
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(b)	5.95%	07/01/20	300	313,431
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)	5.13%	06/01/27	1,650	1,734,579
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(b)(c)(e)	5.38%	10/01/33	975	1,006,025
Series 2008 A, RB (INS–AGC)(b)(c)(e)	5.50%	10/01/38	2,175	2,243,969
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS–BHAC)(b)(e)	4.50%	09/01/34	295	274,866
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,100	3,095,381
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	5,000	5,037,950
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	4,828,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) (Miami International Airport); Series 2002 A, Aviation RB (INS–AGM)(b)(e)	5.13%	10/01/35	$5,000	$4,873,950
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,212,200
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	676,474
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,141,571
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,820	1,770,114
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(b)	5.00%	10/01/35	1,950	1,896,550
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	505	506,394
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	930	915,139
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(j)	6.13%	05/01/35	120	0
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	125	113,679
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	265	249,158
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,079,001
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(b)(c)	5.50%	10/01/23	2,600	3,041,870
Series 2011, Ref. RB(c)	5.00%	10/01/31	2,565	2,595,498
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(d)	5.35%	05/01/18	3,250	3,694,047
Reunion East Community Development District; Series 2005, Special Assessment RB(j)	5.80%	05/01/36	590	350,401
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB(g)	5.75%	10/01/22	500	530,055
Series 2007 A, Special Obligation RB(g)	5.25%	10/01/27	400	412,996
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	845	693,508
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	543,856
				56,583,686

Georgia–1.78%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	320	384,208
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	585	702,380
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	233,395
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(b)(c)	5.00%	01/01/33	3,500	3,543,925
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,375,560
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,474,928
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,365,600
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB(e)	5.35%	01/01/28	1,000	1,001,450
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,028,440
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,110,635
				12,220,521

Guam–0.84%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	361,844
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	1,895,306
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	809,808
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,321,390
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	627,044
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	780	742,482
				5,757,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.59%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	$1,000	$1,020,560
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,011,952
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,032,610
				4,065,122

Idaho–0.56%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	830,085
Series 2008 A, RB	6.75%	11/01/37	1,000	1,067,750
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	760	716,938
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/21	1,120	1,237,813
				3,852,586

Illinois–16.70%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	921,850
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,482,360
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	673,895
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	695	512,361
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/24	3,500	3,600,555
Series 2005 A, Third Lien General Airport RB (INS–AGC)(b)(c)	5.25%	01/01/25	11,500	11,783,360
Series 2008 A, Third Lien General Airport RB (INS–AGM)(b)(c)	5.00%	01/01/33	4,000	4,018,280
Series 2012 B, Ref. Passenger Facility Charge RB(e)	5.00%	01/01/30	4,500	4,324,815
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	2,450	2,387,182
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/27	3,800	3,777,390
Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(b)(c)	5.00%	12/01/27	3,975	3,951,349
Series 2011 A, Unlimited Tax GO Bonds(c)	5.00%	12/01/41	1,230	1,075,635
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	872,710
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds(d)(l)	0.89%	06/01/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/36	3,795	3,817,391
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.25%	01/01/25	3,100	3,117,670
Series 2011, COP	7.13%	05/01/21	610	654,439
Series 2011, COP	7.13%	05/01/21	410	439,869
Series 2011 A, Sales Tax RB(c)	5.25%	01/01/38	1,905	1,934,413
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	3,350	3,057,009
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,500	2,285,400
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,101,386
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB(g)(j)	5.50%	03/01/17	982	356,878
Deerfield (Village of);
Series 2011, Ref. CAB RB(f)	0.00%	10/01/31	237	47,151
Series 2011, Ref. RB	6.00%	10/01/42	446	341,814
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB(j)	5.38%	03/01/16	1,000	344,340
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	996,190
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB(k)	7.38%	07/01/25	1,565	1,517,471
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,180,406
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	964,430
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/24	2,200	2,411,156
Series 2009 A, RB(c)	5.75%	08/15/30	1,400	1,528,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	$3,500	$3,581,550
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,700	1,680,195
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,319,100
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	998,640
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,223,173
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,582,775
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(b)	5.00%	11/15/31	1,675	1,580,212
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,475	1,523,085
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	913,390
Series 2005 A, RB	6.00%	05/15/37	1,350	1,103,976
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)	5.50%	08/15/41	2,370	2,417,827
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/52	3,630	3,576,458
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,273,698
Series 2012 B, RB(c)	5.00%	12/15/28	1,700	1,739,950
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/38	3,875	3,747,629
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,450	2,322,870
Lake County Community Unit School District No. 116 (Round Lake); Series 1996, Unlimited Tax GO Bonds(k)	7.60%	02/01/14	250	257,768
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/41	3,075	3,097,202
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,157,998
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB	6.25%	03/01/35	958	678,005
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	826	642,801
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(e)	7.00%	12/01/42	505	475,725
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds(f)(k)	0.00%	01/01/16	675	660,832
Series 1999, Unlimited Tax CAB GO Bonds(f)(k)	0.00%	01/01/19	425	382,385
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(f)	0.00%	01/01/16	1,335	1,242,137
Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(f)	0.00%	01/01/19	990	788,525
				114,445,161

Indiana–3.07%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(c)	5.00%	11/15/36	5,600	5,508,944
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,390,760
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,560,283
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,719,792
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(e)	5.00%	07/01/40	2,145	1,825,138
Series 2013, Private Activity RB(e)	5.00%	07/01/44	850	711,458
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	568,459
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	901,010
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	2,000	2,058,320
Series 2013 F, RB(c)	5.00%	02/01/30	3,240	3,323,106
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(g)	5.75%	09/01/42	500	490,320
				21,057,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–0.34%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	$1,400	$1,125,824
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,218,456
				2,344,280

Kansas–0.56%
Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS–NATL)(b)	5.25%	10/01/22	70	70,225
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(c)	5.75%	11/15/38	3,500	3,769,150
				3,839,375

Kentucky–1.70%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(b)	5.75%	12/01/28	1,500	1,539,285
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,265,890
Series 2010 A, Hospital RB	6.50%	03/01/45	1,600	1,662,112
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/24	1,610	1,789,145
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/25	1,815	1,995,411
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,405,114
				11,656,957

Louisiana–2.13%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(j)	5.25%	07/01/17	989	389,963
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,164,892
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(b)	6.75%	06/01/26	2,000	2,227,880
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $3,839,339)(g)	5.75%	10/30/18	3,839	3,813,654
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,376,157
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	860	871,464
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	860	834,845
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,635	1,580,064
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,375	1,319,464
				14,578,383

Maryland–0.48%
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,400,126
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,082,463
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	784,729
				3,267,318

Massachusetts–10.07%
Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	354,865
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,086,030
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,178,240
Series 2007 A-2, Sr. Sales Tax CAB RB(f)	0.00%	07/01/21	715	537,945
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,102,852
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS–NATL)(b)(f)	0.00%	01/01/22	1,550	1,143,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	$2,150	$2,200,267
Massachusetts (State of) Development Finance Agency (Boston College);
Series 2008, RB	5.50%	06/01/26	400	455,588
Series 2010 R-1, RB	5.00%	07/01/31	350	365,624
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB(d)(l)	0.64%	03/30/17	2,000	1,997,017
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	508,105
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS–AGC)(b)	5.13%	11/15/35	500	488,935
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS–NATL)(b)	5.38%	02/01/28	500	522,370
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	713,587
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB(d)(k)	5.00%	07/01/15	500	540,735
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	234,017
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	240,320
Series 2005, RB	5.50%	01/01/35	450	409,743
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,000	1,005,140
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(c)	5.00%	10/01/38	8,000	8,324,240
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS–AGM)(b)	5.25%	07/01/33	300	307,923
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	281,255
Series 2011 A-1, RB	6.25%	11/15/46	567	440,308
Series 2011 A-2, RB	5.50%	11/15/46	49	33,829
Series 2011 B, CAB RB(f)	0.00%	11/15/56	243	1,361
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	475,380
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB(c)	5.50%	07/01/32	2,500	2,893,275
Series 2008 A, RB	5.00%	07/01/38	1,500	1,551,420
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	463,635
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	500,610
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	839,452
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	579,090
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	284,912
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	508,895
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS–NATL)(b)	5.13%	08/01/28	1,000	999,960
Massachusetts (State of) Development Finance Agency (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	507,775
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	456,210
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 B-1, TEMPS-85SM Senior Living Facility RB(j)	7.25%	06/01/16	250	16,750
Series 2009 B-2, Senior Living Facility RB(j)	6.25%	06/01/14	665	53,865
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	7.25%	01/01/32	825	928,315
Series 2011 I, RB	6.75%	01/01/36	500	544,340
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	508,070
Massachusetts (State of) Development Finance Agency (Wellesley College); Series 2012 J, RB	5.00%	07/01/42	150	153,215
Massachusetts (State of) Development Finance Agency (Winchester Hospital); Series 2010, RB	5.25%	07/01/38	700	694,666
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB(e)	5.63%	07/01/28	350	352,282
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	247,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Port Authority; Series 2010 A, RB	5.00%	07/01/40	$300	$295,188
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,334,409
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB(c)(d)(k)	5.00%	08/15/15	790	860,294
Series 2005 A, Dedicated Sales Tax RB(c)(d)(k)	5.00%	08/15/15	5,110	5,564,688
Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(b)(c)	4.50%	08/15/35	4,670	4,420,342
Series 2012 A, Dedicated Sales Tax RB (INS–AGM)(b)(c)	5.00%	08/15/30	250	260,305
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS–AGM)(b)	5.25%	08/01/31	500	539,040
Series 2009 B, RB	5.00%	08/01/22	1,200	1,340,868
Series 2011 B, General RB	5.00%	08/01/28	200	213,874
Series 2011 C, Ref. General RB(c)	5.00%	08/01/30	3,500	3,689,280
Series 2011 C, Ref. General RB(c)	5.00%	08/01/31	2,000	2,112,300
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)	5.50%	08/01/30	1,500	1,709,880
Series 2004 C, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.50%	12/01/17	455	533,924
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS–NATL)(b)	5.50%	01/01/23	1,000	1,148,620
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS–AMBAC)(b)	5.25%	06/01/19	1,975	1,983,018
				69,039,397

Michigan–0.90%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(b)	7.00%	07/01/27	2,715	2,845,103
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(d)	5.25%	01/15/14	875	890,723
Series 2008 A, RB(d)	5.50%	01/15/15	400	425,148
Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS–NATL)(b)(e)	5.30%	10/01/37	105	104,999
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	1,921,740
				6,187,713

Minnesota–0.79%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,144,742
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,387,560
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,856,068
				5,388,370

Missouri–1.64%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	160	160,051
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,209,910
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,155	1,154,989
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	938,100
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	797,175
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,587,856
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	495	508,256
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,190,472
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	957,740
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	593,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	$675	$675,601
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,449,855
				11,223,655

Nebraska–1.31%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	3,000	2,831,130
Series 2012, Gas RB	5.25%	09/01/37	2,485	2,360,750
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/36	3,690	3,774,759
				8,966,639

Nevada–1.81%
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS–AMBAC)(b)(e)	5.25%	07/01/34	4,000	3,999,720
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)	5.00%	06/01/22	2,860	3,128,468
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)	5.00%	06/01/23	2,220	2,409,166
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	2,886,999
				12,424,353

New Hampshire–0.03%
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	250	237,645

New Jersey–20.36%
Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS–AMBAC)(b)	5.00%	12/15/31	1,750	1,773,905
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	652,178
Camden (County of) Municipal Utilities Authority;
Series 1990 B, Sewer CAB RB (INS–NATL)(b)(f)	0.00%	09/01/14	2,000	1,983,320
Series 1990 B, Sewer CAB RB (INS–NATL)(b)(f)	0.00%	09/01/15	2,500	2,424,275
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	02/01/21	1,000	1,121,360
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS–AGM)(b)(f)	0.00%	08/01/19	1,845	1,498,380
Series 1998, CAB COP (INS–AGM)(b)(f)	0.00%	02/01/25	1,845	1,056,262
Series 1998, CAB COP (INS–AGM)(b)(f)	0.00%	02/01/28	2,850	1,323,654
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,055,960
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS–NATL)(b)	5.50%	10/01/28	1,000	1,116,780
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS–AGC)(b)	5.00%	04/01/21	775	840,991
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS–AGM)(b)(f)	0.00%	11/01/25	2,000	1,205,760
Series 2005 A, Open Space & Farmland Preservation RB (INS–AGM)(b)	5.75%	11/01/28	1,000	1,169,210
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,072,710
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP–FNMA)(e)	5.35%	07/01/34	1,000	977,820
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB(e)	5.60%	11/01/34	1,000	1,041,070
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	981,550
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,546,830
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	981,520
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	375	339,319
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	527,562
Series 2007, RB	5.13%	06/15/37	700	674,331

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	$2,650	$2,739,093
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	490,625
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	455,925
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	1,969,160
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS–NATL)(b)	5.90%	03/15/21	35,000	40,487,300
Series 2004 A, Motor Vehicle RB (INS–BHAC)(b)(c)	5.25%	07/01/26	7,000	7,965,930
Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/26	1,500	1,664,670
Series 2007 U, School Facilities RB (INS–AGM)(b)(c)	5.00%	09/01/32	7,000	7,145,880
Series 2009 Z, School Facilities Construction RB (INS–AGC)(b)	5.50%	12/15/34	1,000	1,061,040
Series 2012, Ref. RB	5.00%	06/15/29	1,000	948,610
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	508,360
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	519,650
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	840,368
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,010,010
New Jersey (State of) Health Care Facilities Financing Authority (Childrens Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,503,120
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS–AGC)(b)	5.13%	01/01/27	1,000	1,030,070
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	503,565
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS–AGC)(b)	5.00%	07/01/38	1,940	1,938,506
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	550,407
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital);
Series 2006, RB	5.00%	07/01/36	2,000	1,937,660
Series 2006, RB	5.00%	07/01/46	2,000	1,899,520
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(k)	5.25%	07/01/23	1,000	1,177,810
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	984,920
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB(k)	6.75%	07/01/19	4,250	5,081,385
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,556,865
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/25	4,730	4,851,703
Series 2010 1-A, Ref. Student Loan RB(c)	5.00%	12/01/26	2,980	3,033,640
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,170,150
Series 2009 A, Transportation System CAB RB(f)	0.00%	12/15/39	6,000	1,245,600
Series 2010 A, Transportation System CAB RB(f)	0.00%	12/15/30	1,600	615,680
Series 2010 A, Transportation System CAB RB(f)	0.00%	12/15/31	3,000	1,078,860
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB(k)	6.50%	01/01/16	135	153,297
Series 1991 C, RB(k)	6.50%	01/01/16	1,170	1,238,234
Series 1991 C, RB (INS–AGM)(b)	6.50%	01/01/16	580	658,607
Series 1991 C, RB (INS–NATL)(b)	6.50%	01/01/16	255	288,316
Series 2005 A, Ref. RB (INS–AGM)(b)	5.25%	01/01/27	705	769,021
Series 2009 E, RB	5.25%	01/01/40	1,000	1,011,510
Series 2013 A, RB	5.00%	01/01/38	5,800	5,783,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	$500	$500,320
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS–AGC)(b)	6.75%	12/01/38	600	674,376
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	504,195
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS–NATL)(b)(f)	0.00%	09/01/32	5,000	1,847,000
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS–AGM)(b)	5.25%	08/15/32	1,300	1,215,552
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,330	1,583,631
				139,558,300

New Mexico–0.90%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(d)	5.20%	06/01/20	1,000	1,057,000
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,138,346
Jicarilla Apache Nation; Series 2003 A, RB(g)	5.00%	09/01/18	1,500	1,434,120
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(c)	6.38%	08/01/32	1,350	1,517,535
				6,147,001

New York–14.51%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,441,802
Series 2009, PILOT RB	6.38%	07/15/43	570	603,687
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,071,070
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,589,895
Series 2010 D, RB	5.25%	11/15/26	2,500	2,660,075
Series 2013 A, RB	5.00%	11/15/38	1,850	1,821,195
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	776,605
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,248,952
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS–NATL)(b)	5.38%	03/01/28	2,000	2,264,040
One Hundred Fifty-Second Series 2008, Consolidated RB(c)(e)	5.00%	11/01/28	3,700	3,767,562
One Hundred Forty-Fourth Series 2006, Consolidated RB(c)	5.00%	10/01/35	14,900	15,501,960
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB(c)	5.00%	06/15/38	11,300	11,311,639
Series 2008 AA, Water & Sewer System RB(c)	5.00%	06/15/22	2,500	2,806,450
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,200	3,276,960
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/39	3,400	3,602,198
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/33	4,845	4,992,094
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	5,000	5,119,050
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds(d)(k)	5.00%	12/01/14	1,410	1,494,600
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	1,590	1,651,088
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,265	1,307,087
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/26	4,775	5,123,002
Subseries 2008 L-6, VRD Unlimited Tax GO Bonds(h)	0.04%	04/01/32	2,025	2,025,000
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/30	2,220	2,314,794
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS–AGC)(b)	5.00%	10/01/23	3,000	3,270,420
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	6,705	7,311,937
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,750	1,786,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB(e)	5.13%	10/01/37	$785	$786,923
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/26	1,800	1,946,772
Series 2009 A, Personal Income Tax RB(c)	5.00%	03/15/27	2,000	2,152,100
New York City Housing Development Corp.; Series 2007 E-1, MFH RB(e)	5.35%	11/01/37	1,600	1,614,528
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	1,832,918
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563)(g)(j)	6.13%	02/15/19	1,000	10
				99,473,408

North Carolina–1.19%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,527,771
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	684,328
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/36	2,870	2,935,149
				8,147,248

North Dakota–0.43%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,005,190
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	1,918,180
				2,923,370

Ohio–22.30%
Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	250	229,390
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,277,061
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,166,164
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,380,734
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,113,230
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)	5.25%	02/15/19	3,000	3,383,670
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	1,000	1,001,430
Bowling Green (City of) (CFP I LLC–Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,032,620
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,250	842,688
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	405,113
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	665,140
Cincinnati (City of); Series 2011 A, Ref. Water System RB(c)	5.00%	12/01/36	5,000	5,135,700
Cleveland (City of) & Cuyahoga (County of) Port Authority (Euclid Avenue–Fenn); Series 2005, Student Housing RB (INS–AMBAC)(b)	5.00%	08/01/28	1,000	893,200
Cleveland (City of);
Series 2005, Ref. Limited Tax GO Bonds(INS–AGM)(b)	5.50%	10/01/19	2,825	3,329,460
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	1,000	976,150
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,125,780
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,117,000
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	766,817
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	520,365
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS–NATL)(b)	6.20%	12/01/17	500	555,325
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,023,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/36	$930	$911,168
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	734,813
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/41	1,500	1,442,880
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,146,037
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS–NATL)(b)	5.00%	12/01/30	1,000	1,050,380
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS–AGM)(b)	5.00%	06/01/30	1,000	1,021,180
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS–AMBAC)(b)(f)	0.00%	12/01/23	2,000	1,263,160
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	995,030
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,381,367
Harrison (City of); Series 2003, Ref. & Improvement Wastewater System RB(d)(k)	5.25%	11/01/13	1,000	1,008,440
Kent State University; Series 2009 B, General Receipts RB (INS–AGC)(b)	5.00%	05/01/28	1,000	1,051,470
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS–AGM)(b)(c)	4.50%	12/01/31	8,000	7,882,000
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(b)	5.00%	04/01/24	1,475	1,547,953
Series 2006 H, Hospital Facilities RB (INS–AGC)(b)(c)	5.00%	02/01/24	5,840	6,130,423
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	500	489,570
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,034,530
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,077,810
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,081,240
Medina City School District (School Facilities); Series 2008, COP (INS–AGC)(b)	5.25%	12/01/31	1,000	1,051,830
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	711,592
Miami University; Series 2011, Ref. General Receipts RB(c)	5.00%	09/01/31	5,050	5,211,247
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(b)(c)	5.00%	10/01/41	9,125	8,746,221
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS–NATL)(b)	6.25%	04/01/20	2,270	2,608,797
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB(d)(k)	6.00%	11/15/14	1,550	1,657,849
Series 2009 A, RB(d)(k)	6.25%	11/15/14	1,100	1,179,849
Series 2009 A, RB(d)(k)	6.25%	11/15/14	1,000	1,072,590
Series 2009 B, RB(d)	5.25%	11/15/14	500	527,195
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,022,540
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	764,320
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,165,733
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB(c)	5.13%	01/01/28	4,000	4,202,920
Series 2009 B, Hospital RB(c)	5.50%	01/01/34	1,000	1,046,900
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB(d)	5.80%	12/01/19	1,500	1,539,495
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(b)(c)(e)	4.80%	09/01/36	15,500	14,206,990
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR(d)	2.25%	09/15/16	1,000	986,070
Series 2009 A, RB	5.70%	08/01/20	625	702,700
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	3,823,980
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health); Series 2012, RB	5.00%	01/01/38	1,000	981,980
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS–BHAC)(b)(c)	4.75%	01/15/46	10,000	9,646,500
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,623,341
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	613,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(d)(k)	6.75%	01/15/15	$2,000	$2,175,440
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	785,918
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP–GNMA)(e)	5.85%	09/20/28	970	1,031,760
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP–GNMA)(e)	5.25%	09/01/30	100	100,028
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(e)	5.30%	09/01/28	105	107,543
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(e)	5.40%	03/01/33	90	92,266
Series 2008 F, Residential Mortgage RB (CEP–GNMA)(c)	5.50%	09/01/39	1,394	1,423,539
Ohio (State of) Housing Finance Agency;
Series 1985, SFH Mortgage RB(d)(f)(k)	0.00%	01/15/14	1,000	904,000
Series 1985, SFH Mortgage RB(d)(f)(k)	0.00%	07/15/14	4,850	4,602,262
Series 1985, SFH Mortgage RB(f)(k)	0.00%	01/15/15	5,550	5,503,491
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS–NATL)(b)(f)	0.00%	02/15/30	1,000	435,150
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,026,610
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	5.88%	06/01/16	2,375	2,571,674
Ohio State University;
Series 2010 D, RB(k)	5.00%	12/01/30	45	50,898
Series 2010 D, RB	5.00%	12/01/30	955	1,013,580
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	511,055
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/28	1,000	1,028,710
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	760,600
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	768,270
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	669,741
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,022,480
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,009,440
				152,878,554

Oklahoma–0.01%
Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP–GNMA)(e)	8.00%	08/01/18	75	76,570

Pennsylvania–1.93%
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,017,310
Series 2010 D, RB	5.00%	01/01/40	1,750	1,765,960
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	1,853,621
Geisinger Authority (Geisinger Health System Foundation); Series 2011 C, VRD Health System RB(h)	0.03%	06/01/41	3,500	3,500,000
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(b)	5.00%	06/01/39	1,825	1,760,833
Subseries 2010 B-2, Sub. Conv. CAB RB(m)	5.75%	12/01/28	2,250	2,079,832
Subseries 2010 B-2, Sub. Conv. CAB RB(m)	6.00%	12/01/34	1,400	1,272,712
				13,250,268

Puerto Rico–3.81%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	2,050	1,545,003
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.50%	07/01/21	1,000	915,140
Series 2008 WW, RB	5.25%	07/01/33	2,500	1,829,550
Series 2010 XX, RB	5.75%	07/01/36	650	499,811
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(b)	5.50%	07/01/27	1,250	1,001,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB(d)(k)	5.25%	07/01/14	$90	$93,744
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.75%	08/01/37	2,500	2,149,825
First Subseries 2010, Conv. CAB RB(m)	6.25%	08/01/33	1,260	811,919
First Subseries 2010 A, CAB RB(f)	0.00%	08/01/34	4,500	1,016,415
First Subseries 2010 A, RB	5.38%	08/01/39	2,820	2,286,653
First Subseries 2010 A, RB	5.50%	08/01/42	2,300	1,874,385
First Subseries 2010 C, RB	5.25%	08/01/41	4,050	3,193,790
Series 2011 C, RB(c)	5.00%	08/01/40	3,900	3,255,369
Series 2011 C, RB(c)	5.25%	08/01/40	6,495	5,631,035
				26,104,089

South Carolina–2.49%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB(c)(d)(k)	5.25%	12/01/15	1,000	1,106,180
Series 2005, Installment Purchase RB(c)(d)(k)	5.25%	12/01/15	3,000	3,318,540
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB(h)	0.06%	10/01/39	5,050	5,050,000
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,563,984
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,021,290
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	313,637
Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	222	222
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	825,048
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	853,040
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/33	3,000	3,036,150
				17,088,091

Tennessee–0.95%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,252,456
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS–BHAC)(b)(c)	5.25%	09/01/27	2,650	2,746,752
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,481,310
				6,480,518

Texas–13.44%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	1,575	1,635,732
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/18	1,225	1,378,150
Series 2009, Ref. & Improvement RB (INS–AGC)(b)	5.00%	08/15/19	1,440	1,615,003
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	415	416,220
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	4,000	3,933,040
Series 2012 G, Ref. RB	5.00%	11/01/35	2,390	2,339,667
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,025	1,960,078
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	08/15/37	5,250	5,263,598
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/37	2,000	2,043,060
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(k)	7.25%	12/01/18	825	1,063,277
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,049,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(b)	5.00%	11/15/36	$2,750	$2,779,397
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/31	1,865	1,943,890
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/33	900	926,181
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/36	995	1,012,353
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(d)(l)	0.81%	06/01/17	1,600	1,600,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(b)(c)	5.00%	02/01/37	3,320	3,322,955
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,385,398
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,565,264
Series 2012 A, Ref. RB	5.00%	05/15/30	2,340	2,396,254
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,100	1,099,340
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB(d)	5.60%	03/01/14	1,250	1,277,288
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,124,890
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,391,663
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,066,710
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	2,981,869
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/36	2,895	3,046,032
Pasadena Independent School District; Series 2013, Ref. School Building Unlimited Tax GO Bonds	5.00%	02/15/43	2,000	2,062,300
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,795	2,838,965
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	975,330
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	510,054
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,045,150
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	431,946
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(b)	6.25%	07/01/28	3,300	3,604,524
Texas (State of) Municipal Power Agency; Series 1993, CAB RB(f)(k)	0.00%	09/01/15	80	78,886
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)	5.00%	04/01/28	5,750	6,081,373
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	5,550	5,185,975
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,732,550
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,444,020
Series 2012, Gas Supply RB	5.00%	12/15/28	1,475	1,402,592
Series 2012, Gas Supply RB	5.00%	12/15/29	1,475	1,378,417
Series 2012, Gas Supply RB	5.00%	12/15/31	2,475	2,258,883
Series 2012, Gas Supply RB	5.00%	12/15/32	1,000	904,520
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,653,152
Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS–AGM)(b)	5.50%	09/01/13	100	100,013
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	1,836,197
				92,141,846

Utah–0.11%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	749,112

Vermont–0.13%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	895,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–1.27%
University of the Virgin Islands; Series 2004 A, Improvement RB(d)(k)	5.38%	12/01/14	$1,000	$1,063,560
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo);
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,093,540
Series 2009 A, Sub. RB	6.63%	10/01/29	725	789,097
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,029,340
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,825,020
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	1,933,400
				8,733,957

Virginia–0.78%
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,275	1,029,460
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(k)	5.50%	06/01/26	1,800	1,913,616
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(e)	5.50%	01/01/42	1,405	1,219,133
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,210,246
				5,372,455

Washington–2.04%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS–NATL)(b)(f)	0.00%	02/01/24	5,000	3,286,900
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/26	1,525	1,655,082
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,210,059
Washington (State of) (SR 520 Corridor Program–Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/33	1,500	1,551,504
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/41	2,325	2,224,653
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(k)	6.25%	05/15/21	1,025	1,284,735
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,185,500
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(g)	6.00%	01/01/27	1,545	1,558,905
				13,957,338

West Virginia–1.11%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(e)	5.50%	10/15/37	3,500	3,340,260
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,010,390
Series 2008, RB	6.25%	10/01/23	1,100	1,103,718
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,089,320
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,038,003
				7,581,691

Wisconsin–1.04%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/21	450	473,224
Series 2007 B, Collateralized Utility RB(e)	5.75%	11/01/37	410	412,903
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(d)	5.13%	08/15/16	1,000	1,097,990
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,398,425
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(e)	5.30%	09/01/23	2,545	2,638,300
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,132,432
				7,153,274

Wyoming–0.34%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(e)	5.60%	12/01/35	1,000	1,046,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	$1,200	$1,265,916
				2,311,966
TOTAL INVESTMENTS(n)–166.88% (Cost $1,141,559,596)				1,144,021,482
FLOATING RATE NOTE OBLIGATIONS–(30.65)%
Notes with interest rates ranging from 0.06% to 0.51% at 08/31/13 and contractual maturities of Collateral ranging from 06/01/22 to 10/01/52 (See Note 1J)(o)				(210,150,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(38.34)%				(262,610,111)
OTHER ASSETS LESS LIABILITIES–2.11%				14,272,591
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$685,533,962

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
Ctfs.	– Certificates

FGIC	– Financial Guaranty Insurance Co.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds

PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SFH	– Single-Family Housing
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $12,948,113, which represented 1.89% of the Trust’s Net Assets.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2013 was $1,512,208, which represented 0.22% of the Trust’s Net Assets.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	7.33%
Assured Guaranty Corp.	6.27
National Public Finance Guarantee Corp.	5.67

(o)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $353,442,978 are held by Dealer Trusts and serve as collateral for the $210,150,000 in the floating rate note obligations outstanding at the date.

Portfolio Composition

By credit sector, based on total investments

as of August 31, 2013

Revenue Bonds	85.4%
General Obligation Bonds	9.0
Pre-refunded Bonds	4.1
Other	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Trust

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,141,559,596)	$1,144,021,482
Receivable for:
Investments sold	6,611,081
Interest	14,556,833
Deferred offering costs	255,204
Other assets	168,227
Total assets	1,165,612,827

Liabilities:
Floating rate note obligations	210,150,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 2,628 shares issued with liquidation preference of $100,000 per share)	262,610,111
Payable for:
Investments purchased	3,299,056
Amount due custodian	3,582,556
Income distributions — common shares	119,301
Accrued fees to affiliates	15
Accrued trustees’ and officers’ fees and benefits	7,917
Accrued other operating expenses	40,845
Accrued interest expenses	269,064
Total liabilities	480,078,865
Net assets applicable to common shares	$685,533,962

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$799,995,247
Undistributed net investment income	2,550,483
Undistributed net realized gain (loss)	(119,473,654)
Net unrealized appreciation	2,461,886
$685,533,962

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares	55,320,227
Net asset value per common share	$12.39
Market value per common share	$11.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Trust

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$28,182,162

Expenses:
Advisory fees	3,411,655
Administrative services fees	90,658
Custodian fees	13,334
Interest, facilities and maintenance fees	2,398,325
Transfer agent fees	47,788
Trustees’ and officers’ fees and benefits	27,345
Other	402,516
Total expenses	6,391,621
Net investment income	21,790,541

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(7,060,707)
Change in net unrealized appreciation (depreciation) of investment securities	(110,380,294)
Net realized and unrealized gain (loss)	(117,441,001)
Net increase (decrease) in net assets from operations applicable to common shares	$(95,650,460)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$21,790,541	$36,431,680
Net realized gain (loss)	(7,060,707)	700,421
Change in net unrealized appreciation (depreciation)	(110,380,294)	17,658,823
Net increase (decrease) in net assets resulting from operations	(95,650,460)	54,790,924
Distributions to auction rate preferred shareholders from net investment income	—	(45,576)
Net increase (decrease) in net assets from operations applicable to common shares	(95,650,460)	54,745,348
Distributions to shareholders from net investment income	(24,202,599)	(42,118,804)
Increase from transactions in common shares of beneficial interest	—	236,576,513
Net increase (decrease) in net assets applicable to common shares	(119,853,059)	249,203,057

Net assets applicable to common shares:
Beginning of period	805,387,021	556,183,964
End of period (includes undistributed net investment income of $2,550,483 and $4,962,541, respectively)	$685,533,962	$805,387,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Trust

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(95,650,460)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(91,788,851)
Net Purchases of short-term investments, net	(8,437,016)
Proceeds from sales of investments	99,099,305
Amortization of premium	1,942,636
Accretion of discount	(1,298,565)
Increase in receivables and other assets	(49,184)
Decrease in accrued expenses and other payables	(41,699)
Net realized loss from investment securities	7,060,707
Net change in unrealized depreciation on investment securities	110,380,294
Net cash provided by operating activities	21,217,167

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(24,221,419)
Decrease in payable for amount due custodian	(2,560,748)
Net proceeds from floating rate note obligations	5,565,000
Net cash provided by (used in) financing activities	(21,217,167)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,341,727

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

26                         Invesco Municipal Trust

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of

27                         Invesco Municipal Trust

the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

28                         Invesco Municipal Trust

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $79,835 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $209,428,225 and 0.64%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$1,363,638	$—	$1,363,638
February 28, 2015	12,333,530	—	12,333,530
February 29, 2016	44,026,454	—	44,026,454
February 28, 2017	24,257,606	—	24,257,606
February 28, 2018	11,175,411	—	11,175,411
February 28, 2019	5,551,039	—	5,551,039
Not subject to expiration	—	10,022,026	10,022,026
	$98,707,678	$10,022,026	$108,729,704

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of October 15, 2012, the date of reorganizations of Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganizations.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $96,034,749 and $102,798,303, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,376,838
Aggregate unrealized (depreciation) of investment securities	(36,790,704)
Net unrealized appreciation (depreciation) of investment securities	$(413,866)

Cost of investments for tax purposes is $1,144,435,348.

29                         Invesco Municipal Trust

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	55,320,227	39,092,346
Issued in connection with acquisitions(a)	—	16,148,347
Shares issued through dividend reinvestment	—	79,534
Ending shares	55,320,227	55,320,227

(a)	As of the opening of business on October 15, 2012, Invesco Van Kampen Massachusetts Value Municipal Income Trust, Invesco Van Kampen Ohio Quality Municipal Trust and Invesco Van Kampen Trust for Investment Grade New Jersey Municipals (the “Target Trusts”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on November 30, 2011 and by the shareholders of the Target Trusts on August 14, 2012. The reorganization was accomplished by a tax-free exchange of 16,148,347 shares of the Trust for 2,707,364 shares outstanding of Invesco Van Kampen Massachusetts Value Municipal Income Trust, 5,820,311 shares outstanding of Invesco Van Kampen Ohio Quality Municipal Trust and 6,081,319 shares outstanding of Invesco Van Kampen Trust for Investment Grade New Jersey Municipals as of the close of business on October 12, 2012. Common shares of the Target Trusts were exchanged for common shares of the Trust, based on the relative net asset value of the Target Trusts to the net asset value of the Trust as of the close of business on October 12, 2012. Invesco Van Kampen Massachusetts Value Municipal Income Trust’s net assets as of the close of business on October 12, 2012 of $37,132,166, including $5,544,284 of unrealized appreciation (depreciation), Invesco Van Kampen Ohio Quality Municipal Trust’s net assets as of the close of business on October 12, 2012 of $93,871,517, including $13,906,613 of unrealized appreciation (depreciation) and Invesco Van Kampen Trust for Investment Grade New Jersey Municipal’s net assets as of the close of business on October 12, 2012 of $104,418,197, including $18,266,771of unrealized appreciation, were combined with those of the Trust. The net assets of the Trust immediately before the reorganization were $570,897,455 and $806,319,335 immediately after the reorganization.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$45,032,239
Net realized/unrealized gains	23,680,738
Change in net assets resulting from operations	$68,712,977

The combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trusts that have been included in the Trust’s Statement of Operations since October 15, 2012.

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,787 Series 2015/12-VKQ VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.15% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.15% to 4.05% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $262,800,000 and 1.29%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

30                         Invesco Municipal Trust

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.06625	September 13, 2013	September 30, 2013
October 1, 2013	0.06625	October 11, 2013	October 31, 2013

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$14.56		$14.23	$12.40		$13.83		$12.99		$10.61		$15.35
Net investment income(a)	0.39		0.81	0.90		0.32		1.00		1.07		1.17
Net gains (losses) on securities (both realized and unrealized)	(2.12)		0.47	1.90		(1.42)		0.81		2.21		(4.84)
Distributions paid to preferred shareholders from:
Dividends from net investment income			(0.00)	(0.01)		(0.01)		(0.01)		(0.04)		(0.25)
Total from investment operations	(1.73)		1.28	2.79		(1.11)		1.80		3.24		(3.92)
Less dividends paid to common shareholders from net investment income	(0.44)		(0.95)	(0.96)		(0.32)		(0.96)		(0.86)		(0.82)
Net asset value per common share, end of period	$12.39		$14.56	$14.23		$12.40		$13.83		$12.99		$10.61
Market value per common share, end of period(b)	$11.49		$14.32	$14.90		$12.23		$14.32		$12.69		$10.15
Total return at net asset value(b)	(11.96)%		9.22%	23.37%		(8.03)%		14.32%
Total return at market value(c)	(16.98)%		2.59%	30.97%		(12.39)%		21.17%		34.85%		(22.15)%
Net assets applicable to common shares, end of period (000’s omitted)	$685,534		$805,387	$556,184		$483,501		$539,131		$505,455		$412,121
Portfolio turnover rate(d)	8%		11%	14%		3%		10%		19%		67%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.67	%(e)	1.56%	1.25	%(f)	1.27	%(f)(g)	1.12	%(f)	1.34	%(f)	2.05	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.04	%(e)	0.99%	1.03	%(f)	1.02	%(f)(g)	0.93	%(f)	1.05	%(f)	0.96	%(f)
Without fee waivers and/or expense reimbursements	1.67	%(e)	1.56%	1.32	%(f)	1.34	%(f)(g)	1.23	%(f)	1.51	%(f)	2.21	%(f)
Ratio of net investment income before preferred share dividends	5.68	%(e)	5.57%	6.82%		7.68	%(g)	7.48%		9.31%		8.31%
Preferred share dividends			0.01%	0.05%		0.10	%(g)	0.09%
Ratio of net investment income after preferred share dividends	5.68	%(e)	5.56%	6.77%		7.58	%(g)	7.39%		9.00%		6.55%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(i)	$262,610		$262,467	$178,750		$211,250		$211,250		$236,250		$260,000
Asset coverage per preferred share(i)(j)	$360,785		$406,337	$102,788		$82,219		$88,803		$78,488		$64,637
Liquidating preference per preferred share(i)	$100,000		$100,000	$25,000		$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Not annualized for periods less than one year.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $760,170.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

31                         Invesco Municipal Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint was filed by common shareholders on behalf of Invesco Advantage Municipal Income Trust II; Invesco Municipal Opportunity Trust; Invesco Municipal Trust; Invesco High Income Trust II and Invesco Senior Income Trust (the “Trusts”) against Van Kampen Asset Management, Morgan Stanley, and certain individuals (collectively, the “Defendants”) in Rotz v. Van Kampen Asset Management. The Plaintiffs alleged that Defendants breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was allegedly higher than market value at the time, and by not having adequate procedures to deal with potential conflicts of interest. The Plaintiffs alleged that the redemptions of the ARPS wasted Trust assets, occurred at the expense of the Trusts and the common shareholders, and were improperly motivated to benefit preferred shareholders and Defendants. Additionally, the Plaintiffs claimed that the ARPS were replaced with less favorable financing. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ alleged breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. On August 10, 2010, the Board of Trustees formed a Special Litigation Committee (“SLC”) to investigate the claims made in the April 2010 demand letters with the assistance of independent counsel. After reviewing the findings of the SLC and a vote by Independent Trustees, the Board announced on June 24, 2011, that the Independent Trustees had adopted the SLC recommendation to reject the demands and seek dismissal of the lawsuit. The Trusts filed a motion to dismiss on October 4, 2011, which remains pending. The Trust has accrued $38,847 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

32                         Invesco Municipal Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Municipal Trust (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen

Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, two and three year periods and the fifth quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). In this connection, the Board noted the Fund’s performance was adversely affected by certain decisions to reduce risk in the portfolio, which caused the Fund to have a shorter average maturity, lower leverage (in 2012 in particular) and lower exposure to certain segments of the municipal bond market than many of the Fund’s peers. The Board also noted that the Lipper performance information was presented on a total return basis, and that the Fund’s distribution rate generally compared

33                         Invesco Municipal Trust

more favorably to its peers. The Board considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

34                         Invesco Municipal Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Trust (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect three Class III Trustees, two by the holders of Common Shares and the holders of Preferred Shares of the Fund voting together as a single class, and one by the holders of Preferred Shares of the Fund, voting separately, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	R. Craig Kennedy	47,488,907	3,071,178	48,336
	Colin D. Meadows	47,489,720	3,075,944	42,757
	Hugo F. Sonnenschein(P)	2,628	0	0

(P)	Election of Trustee by preferred shareholders only.

35                         Invesco Municipal Trust

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06362 VK-CE-MUNI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.